Retirement benefits (Narrative) (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2016
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 1,600	£ 1,500
United Kingdom Retirement Fund (UKRF) [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 1,800	£ 1,700
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2018 valuation [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ 4,000
Funding level percentage			88.40%
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2016 valuation [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan				£ 7,900
Funding level percentage				81.50%